AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

May 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 55.5%
Long-Term Municipal Bonds – 53.3%
Alabama – 0.8%
Black Belt Energy Gas District (Morgan Stanley) Series 2019A 4.00%, 12/01/2049	$265	$302,553
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016A 5.00%, 09/01/2046	100	152,025
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	250	286,892

		741,470

Arizona – 2.0%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 07/01/2025 (Pre-refunded/ETM)	1,185	1,189,704
Arizona Industrial Development Authority Series 2019-2 - Class A 3.625%, 05/20/2033	141	160,541
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	100	111,656
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	235	252,221
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	110	120,060

		1,834,182

California – 1.7%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	150	168,362
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022A 4.00%, 05/15/2051(b)	500	571,406
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	250	278,418

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) 4.00%, 10/01/2056(a)	$100	$108,047
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	200	207,106
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2020A 5.00%, 07/01/2029	180	238,731

		1,572,070

Colorado – 0.9%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2028	545	694,408
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) 5.375%, 01/01/2041(a)	100	100,181

		794,589

Connecticut – 1.3%
State of Connecticut Special Tax Revenue Series 2012 5.00%, 01/01/2027	1,135	1,218,717

District of Columbia – 0.2%
District of Columbia Tobacco Settlement Financing Corp. Zero Coupon 06/15/2055	1,625	151,392

Florida – 5.1%
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	270	288,772
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2034	500	623,709
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	240	250,987
County of Broward FL Airport System Revenue Series 2019A 5.00%, 10/01/2036	500	632,263
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012A 5.00%, 10/01/2025 (Pre-refunded/ETM)	560	596,476

	Principal Amount (000)	U.S. $ Value

County of Miami-Dade FL Aviation Revenue Series 2014B 5.00%, 10/01/2025	$665	$764,086
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) 5.00%, 03/01/2049	315	371,986
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	425	498,653
Tampa Bay Water Series 2011A 5.00%, 10/01/2023	650	660,538

		4,687,470

Georgia – 1.8%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2030	200	236,063
City of Atlanta GA Department of Aviation Series 2014A 5.00%, 01/01/2028	625	697,924
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018C 4.00%, 08/01/2048	450	488,391
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044	210	230,267

		1,652,645

Guam – 0.3%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	300	308,443

Illinois – 6.2%
Chicago Board of Education
Series 2012A 5.00%, 12/01/2042	525	552,666
Series 2016A 7.00%, 12/01/2044	100	121,781
Series 2017B 6.75%, 12/01/2030(a)	135	179,024
7.00%, 12/01/2042(a)	100	130,958
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	105	128,519
City of Chicago IL Series 2014A 5.00%, 01/01/2035	100	107,991

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Park Place of Elmhurst Obligated Group) 5.125%, 05/15/2060	$448	$450,399
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2041	415	497,465
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 02/15/2047	210	235,242
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 08/01/2049	425	493,200
Metropolitan Pier & Exposition Authority
Series 2012
Zero Coupon, 12/15/2041-12/15/2050	675	313,241
Series 2017A 5.00%, 06/15/2057	115	135,882
Series 2017B
Zero Coupon, 12/15/2054	150	49,532
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2023	365	398,709
State of Illinois
Series 2013 5.00%, 07/01/2022	315	330,748
Series 2016 5.00%, 02/01/2027-02/01/2028	650	784,459
Series 2017A 5.00%, 12/01/2025	135	159,911
Series 2017D 5.00%, 11/01/2024-11/01/2028	480	568,377

		5,638,104

Indiana – 0.2%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	185	175,336

Iowa – 1.1%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	110	121,393
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020A 5.00%, 08/01/2026	385	473,116
Xenia Rural Water District Series 2016 5.00%, 12/01/2031	340	399,025

		993,534

	Principal Amount (000)	U.S. $ Value

Kansas – 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	$275	$287,803

Kentucky – 1.2%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	315	364,252
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2037	410	497,140
Kentucky Public Energy Authority (Morgan Stanley) Series 2019C 4.00%, 02/01/2050	220	262,042

		1,123,434

Louisiana – 0.5%
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2048	400	476,905

Maryland – 0.9%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	100	109,758
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 09/01/2045(a)	215	237,258
Maryland State Transportation Authority Series 2021A 5.00%, 07/01/2032	340	464,892

		811,908

Massachusetts – 1.8%
Commonwealth of Massachusetts Series 2019C 5.00%, 05/01/2022	355	370,975
Massachusetts Development Finance Agency Series 2012A 5.25%, 07/01/2042 (Pre-refunded/ETM)	635	668,882
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2047	320	305,369

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(c)	$235	$226,900
Series 2017A 7.75%, 12/01/2044(c)	100	98,402

		1,670,528

Michigan – 1.7%
City of Detroit MI 5.00%, 04/01/2036-04/01/2037	65	76,813
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2047	325	350,859
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014D2 5.00%, 07/01/2028	500	571,634
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020B Zero coupon, 06/01/2065	235	30,757
Michigan State Hospital Finance Authority (Trinity Health Corp.) Series 2017C 5.00%, 12/01/2023	445	497,133
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008C Zero coupon, 06/01/2058	1,000	52,115

		1,579,311

Minnesota – 0.2%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.06%, 08/01/2028(d)	175	174,125

Missouri – 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	470	553,348
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2046	245	266,983

		820,331

	Principal Amount (000)	U.S. $ Value

Nevada – 0.1%
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	$100	$103,121

New Jersey – 5.0%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013 5.00%, 03/01/2030	685	735,984
Series 2014P 5.00%, 06/15/2029	500	564,100
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	415	477,074
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	415	477,744
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2038	250	309,510
New Jersey Turnpike Authority
Series 2014A 5.00%, 01/01/2029	675	765,241
Series 2021A 4.00%, 01/01/2042	500	598,006
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	515	605,125

		4,532,784

New York – 2.1%
County of Nassau NY Series 2017C 5.00%, 10/01/2026	225	275,224
Metropolitan Transportation Authority Series 2019D 5.00%, 09/01/2022	310	328,163
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2032	195	247,469
New York Counties Tobacco Trust V Zero coupon, 06/01/2050	550	91,336
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	200	287,816

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.375%, 10/01/2045	$100	$118,417
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	460	520,947

		1,869,372

North Carolina – 0.3%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041	250	267,222

Ohio – 1.8%
Buckeye Tobacco Settlement Financing Authority Series 2020B Zero coupon, 06/01/2057	395	63,568
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017A 5.00%, 08/01/2028	315	398,109
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	560	652,681
County of Miami OH (Kettering Health Network Obligated Group) 5.00%, 08/01/2033	195	244,502
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	250	253,088
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	45	46,269

		1,658,217

Pennsylvania – 2.0%
Allegheny County Hospital Development Authority (UPMC Obligated Group) 5.00%, 07/15/2030	305	396,381
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	220	255,038
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2023	600	664,980
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2051	215	233,229
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	220	257,789

		1,807,417

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 3.4%
Children’s Trust Fund Series 2008A Zero coupon, 05/15/2057	$2,000	$133,015
Commonwealth of Puerto Rico
Series 2006A 5.25%, 07/01/2023	20	17,950
Series 2011A 5.75%, 07/01/2024(e) (f)	40	35,000
Series 2012A 5.50%, 07/01/2039(e) (f)	65	54,763
Series 2014A 8.00%, 07/01/2035(e) (f)	100	80,500
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	90	78,889
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Series 2008A 6.125%, 07/01/2024	15	16,490
Series 2012A 5.00%, 07/01/2022-07/01/2033	90	94,761
5.125%, 07/01/2037	25	26,359
5.25%, 07/01/2029-07/01/2042	120	126,704
5.50%, 07/01/2028	30	31,765
5.75%, 07/01/2037	30	31,854
6.00%, 07/01/2047	30	31,942
Puerto Rico Electric Power Authority
Series 2007T 5.00%, 07/01/2032-07/01/2037(e) (f)	175	167,125
AGM Series 2007V 5.25%, 07/01/2031	245	288,241
Series 2008W 5.00%, 07/01/2028	90	85,950
5.375%, 07/01/2024	45	43,200
5.50%, 07/01/2036(e) (f)	100	96,000
Series 2010A 5.25%, 07/01/2030	55	52,663
Series 2010C 5.00%, 07/01/2021(e) (f)	25	23,875
5.25%, 07/01/2028	65	62,238
Series 2010D 5.00%, 07/01/2021(e) (f)	15	14,325
Series 2010X 5.25%, 07/01/2040(f)	70	67,025
Series 2010Z 5.25%, 07/01/2024	25	23,938
Series 2012A 5.00%, 07/01/2029	40	38,200

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$225	$232,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 07/01/2024-07/01/2046	434	149,234
Series 2019A 4.329%, 07/01/2040	100	110,702
5.00%, 07/01/2058	772	878,772

		3,093,792

Tennessee – 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/2042(a)	280	280,997
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	100	48,039
Tennessee Housing Development Agency Series 2017 4.00%, 07/01/2048	205	221,992

		551,028

Texas – 4.3%
City of Houston TX Series 2017A 5.00%, 03/01/2026	405	489,150
Harris County-Houston Sports Authority AGM Series 2014A 5.00%, 11/15/2025	615	701,253
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	500	587,098
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	35	31,577
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	325	352,603
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	90	102,618

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044	$300	$327,330
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	180	192,698
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	230	281,651
University of North Texas System Series 2020A 5.00%, 04/15/2025	400	469,329
Uptown Development Authority Series 2017A 5.00%, 09/01/2040	325	370,201

		3,905,508

Utah – 0.3%
Salt Lake City Corp. Airport Revenue Series 2018A 5.00%, 07/01/2048	255	308,599

Vermont – 0.4%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2013 4.625%, 04/01/2036(a)	100	114,559
Vermont Economic Development Authority (Wake Robin Corp.) Series 2017A 5.00%, 05/01/2047	235	257,488

		372,047

Virginia – 1.5%
County of Loudoun VA Series 2021A 5.00%, 12/01/2026(b)	415	514,100
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	220	231,723
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	410	412,107
Virginia College Building Authority (Virginia College Building Authority State Lease) 5.00%, 02/01/2027	155	192,902

		1,350,832

	Principal Amount (000)	U.S. $ Value

Washington – 1.4%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a)	$155	$182,152
King County Public Hospital District No. 1 Series 2018 5.00%, 12/01/2031	265	335,462
Washington State Housing Finance Commission Series 2012A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)	340	369,074
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2046(a)	315	339,207

		1,225,895

Wisconsin – 1.0%
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	160	176,607
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	265	291,008
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047	410	467,201

		934,816

Total Long-Term Municipal Bonds (cost $45,315,668)		48,692,947

Short-Term Municipal Notes – 2.2%
Arizona – 0.3%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) 0.01%, 02/01/2048(g)	265	265,000

Colorado – 0.2%
Colorado Educational & Cultural Facilities Authority (Miami Beach Jewish Community Center, Inc.) 0.01%, 07/01/2041(g)	200	200,000

Florida – 0.3%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 0.02%, 11/01/2038(g)	250	250,000

	Principal Amount (000)	U.S. $ Value

Idaho – 0.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018C 0.02%, 03/01/2048(g)	$250	$250,000

Kentucky – 0.2%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016B 0.01%, 10/01/2039(g)	200	200,000

New York – 0.6%
New York City Municipal Water Finance Authority Series 2015F 0.02%, 06/15/2035(g)	285	285,000
Triborough Bridge & Tunnel Authority Series 2018C 0.01%, 01/01/2032(g)	250	250,000

		535,000

Texas – 0.3%
State of Texas 4.00%, 08/26/2021	280	282,597

Total Short-Term Municipal Notes (cost $1,982,503)		1,982,597

Total Municipal Obligations (cost $47,298,171)		50,675,544

	Shares

COMMON STOCKS – 32.8%
Information Technology – 6.9%
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp. - Class A	3,582	240,925
Arrow Electronics, Inc.(e)	544	65,460
CDW Corp./DE	1,283	212,234
IPG Photonics Corp.(e)	280	58,593

		577,212

IT Services – 1.6%
Accenture PLC - Class A	98	27,652
Akamai Technologies, Inc.(e)	696	79,490
Automatic Data Processing, Inc.	1,482	290,501
Broadridge Financial Solutions, Inc.	729	116,261
Cognizant Technology Solutions Corp. - Class A	3,207	229,493
International Business Machines Corp.	1,191	171,194
Mastercard, Inc. - Class A	994	358,417
Visa, Inc. - Class A	585	132,970
Western Union Co. (The) - Class W	2,065	50,531

		1,456,509

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 0.9%
Applied Materials, Inc.	1,630	$225,152
ASM International NV	35	10,947
ASML Holding NV	56	37,833
Intel Corp.	1,463	83,567
KLA Corp.	416	131,826
QUALCOMM, Inc.	1,011	136,020
Texas Instruments, Inc.	910	172,736

		798,081

Software – 2.6%
Adobe, Inc.(e)	347	175,089
Autodesk, Inc.(e)	114	32,588
Cadence Design Systems, Inc.(e)	912	115,815
Crowdstrike Holdings, Inc. - Class A(e)	265	58,870
Microsoft Corp.	5,423	1,354,015
SAP SE	1,811	253,565
ServiceNow, Inc.(e)	248	117,522
Trade Desk, Inc. (The) - Class A(e)	7	4,117
Trend Micro, Inc./Japan	1,400	71,100
VMware, Inc. - Class A(e)	802	126,628
Zoom Video Communications, Inc. - Class A(e)	48	15,913

		2,325,222

Technology Hardware, Storage & Peripherals – 1.2%
Apple, Inc.	5,149	641,617
NetApp, Inc.	1,363	105,455
Samsung Electronics Co., Ltd.	4,304	308,942
Seagate Technology Holdings PLC	540	51,705

		1,107,719

		6,264,743

Financials – 5.2%
Banks – 0.9%
ABN AMRO Bank NV (GDR)(a) (e)	6,230	83,419
Citigroup, Inc.	1,357	106,810
Credit Agricole SA	5,363	80,383
Fifth Third Bancorp	3,480	146,647
Lloyds Banking Group PLC	23,405	16,550
National Bank of Canada	120	9,365
Nordea Bank Abp	13,682	148,634
Sumitomo Mitsui Financial Group, Inc.	2,900	106,026
Wells Fargo & Co.	2,505	117,034

		814,868

Capital Markets – 2.0%
BlackRock, Inc. - Class A	212	185,933
Charles Schwab Corp. (The)	3,592	265,269
CME Group, Inc. - Class A	502	109,818
Credit Suisse Group AG	12,851	140,419
EQT AB	277	10,065
Euronext NV(a)	770	81,818
Franklin Resources, Inc.	3,716	127,124
Goldman Sachs Group, Inc. (The)	941	350,071
IGM Financial, Inc.	4,120	151,663

Company	Shares	U.S. $ Value

London Stock Exchange Group PLC	860	$92,279
Moody’s Corp.	755	253,189
Morgan Stanley	619	56,298
T. Rowe Price Group, Inc.	131	25,067

		1,849,013

Consumer Finance – 0.4%
Ally Financial, Inc.	639	34,960
American Express Co.	1,740	278,626
Capital One Financial Corp.	96	15,435

		329,021

Diversified Financial Services – 0.4%
Groupe Bruxelles Lambert SA	890	100,986
Industrivarden AB	791	32,240
Industrivarden AB - Class C	829	32,394
Kinnevik AB(e)	2,596	71,272
M&G PLC	43,851	151,645

		388,537

Insurance – 1.2%
CNP Assurances	6,603	121,401
Fidelity National Financial, Inc.	888	41,727
Great-West Lifeco, Inc.	181	5,565
iA Financial Corp., Inc.	1,301	74,858
Japan Post Holdings Co., Ltd.(e)	15,300	128,958
Legal & General Group PLC	25,815	104,073
Manulife Financial Corp.	6,689	139,754
Medibank Pvt Ltd.	2,145	5,184
MetLife, Inc.	2,160	141,178
NN Group NV	2,752	140,071
PICC Property & Casualty Co., Ltd. - Class H	96,000	93,703
Prudential Financial, Inc.	1,379	147,512

		1,143,984

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
AGNC Investment Corp.	7,223	133,914
Annaly Capital Management, Inc.	14,403	133,516

		267,430

		4,792,853

Consumer Discretionary – 4.7%
Auto Components – 0.4%
Aisin Corp.	2,700	117,726
Aptiv PLC(e)	1,620	243,680

		361,406

Automobiles – 0.5%
Bayerische Motoren Werke AG	581	61,678
Daimler AG	1,260	117,555
Tesla, Inc.(e)	268	167,559
Toyota Motor Corp.	1,090	90,458

		437,250

Company	Shares	U.S. $ Value

Diversified Consumer Services – 0.2%
Service Corp. International/US	3,352	$177,723

Hotels, Restaurants & Leisure – 0.5%
Chipotle Mexican Grill, Inc. - Class A(e)	25	34,299
Compass Group PLC(e)	4,970	113,294
Darden Restaurants, Inc.	226	32,370
Galaxy Entertainment Group Ltd.(e)	14,000	117,304
McDonald’s Corp.	80	18,711
Starbucks Corp.	1,195	136,087

		452,065

Household Durables – 0.2%
Electrolux AB - Class B	4,380	124,692
Lennar Corp. - Class A	111	10,990
Persimmon PLC	391	17,482
PulteGroup, Inc.	610	35,252

		188,416

Internet & Direct Marketing Retail – 1.8%
Alibaba Group Holding Ltd. (Sponsored ADR)(e)	832	178,015
Amazon.com, Inc.(e)	267	860,560
eBay, Inc.	1,236	75,247
HelloFresh SE(e)	872	78,836
MercadoLibre, Inc.(e)	58	78,803
Naspers Ltd. - Class N	1,173	258,561
Prosus NV(e)	924	95,729
Zalando SE(a) (e)	448	47,852

		1,673,603

Leisure Products – 0.1%
Hasbro, Inc.	470	45,106

Multiline Retail – 0.1%
Target Corp.	322	73,068

Specialty Retail – 0.4%
Best Buy Co., Inc.	95	11,043
Home Depot, Inc. (The)	408	130,115
TJX Cos., Inc. (The)	2,951	199,311
Tractor Supply Co.	212	38,520

		378,989

Textiles, Apparel & Luxury Goods – 0.5%
EssilorLuxottica SA	311	53,998
Kering SA	71	65,022
NIKE, Inc. - Class B	2,109	287,794
Pandora A/S	562	75,910

		482,724

		4,270,350

Health Care – 4.1%
Biotechnology – 0.4%
AbbVie, Inc.	1,666	188,591
Amgen, Inc.	550	130,867
Gilead Sciences, Inc.	156	10,313

		329,771

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	2,709	$316,005
Align Technology, Inc.(e)	24	14,164
Baxter International, Inc.	1,583	129,996
Coloplast A/S - Class B	311	49,352
Cooper Cos., Inc. (The)	460	180,987
Koninklijke Philips NV	2,799	158,161
Medtronic PLC	2,205	279,131

		1,127,796

Health Care Providers & Services – 0.7%
Anthem, Inc.	964	383,884
Henry Schein, Inc.(e)	970	73,759
UnitedHealth Group, Inc.	315	129,755

		587,398

Health Care Technology – 0.0%
Veeva Systems, Inc. - Class A(e)	130	37,874

Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc. - Class A(e)	109	65,658
IQVIA Holdings, Inc.(e)	1,592	382,335
Thermo Fisher Scientific, Inc.	247	115,967

		563,960

Pharmaceuticals – 1.2%
AstraZeneca PLC (Sponsored ADR)	2,315	131,423
Bristol-Myers Squibb Co.	774	50,867
Eli Lilly & Co.	67	13,383
Johnson & Johnson	435	73,624
Roche Holding AG	690	241,535
Sanofi	1,888	202,003
Takeda Pharmaceutical Co., Ltd.	4,300	146,937
Zoetis, Inc.	1,477	260,956

		1,120,728

		3,767,527

Industrials – 3.4%
Aerospace & Defense – 0.0%
Huntington Ingalls Industries, Inc.	3	649

Air Freight & Logistics – 0.2%
Kuehne & Nagel International AG	414	139,768

Building Products – 0.6%
Cie de Saint-Gobain(e)	1,143	76,726
Lixil Corp.	800	21,693
Masco Corp.	957	57,717
Otis Worldwide Corp.	4,170	326,636
Xinyi Glass Holdings Ltd.	12,097	47,311

		530,083

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.0%
Copart, Inc.(e)	232	$29,930

Construction & Engineering – 0.1%
Kajima Corp.	9,313	129,202

Electrical Equipment – 0.2%
ABB Ltd.	3,303	112,563
Rockwell Automation, Inc.	54	14,241
Vertiv Holdings Co.	2,820	69,992

		196,796

Industrial Conglomerates – 0.3%
3M Co.	1,457	295,829

Machinery – 1.1%
Cummins, Inc.	468	120,407
Dover Corp.	1,150	173,075
Mitsubishi Heavy Industries Ltd.	4,300	132,418
PACCAR, Inc.	1,169	107,034
SKF AB - Class B	4,580	123,861
Snap-on, Inc.	532	135,458
Volvo AB	9,440	248,792

		1,041,045

Marine – 0.2%
Nippon Yusen KK	3,700	150,743

Professional Services – 0.4%
Adecco Group AG	408	28,238
RELX PLC	4,170	109,265
SGS SA	9	28,118
Verisk Analytics, Inc. - Class A	1,056	182,509

		348,130

Trading Companies & Distributors – 0.3%
Fastenal Co.	1,935	102,633
WW Grainger, Inc.	289	133,564

		236,197

		3,098,372

Communication Services – 2.8%
Diversified Telecommunication Services – 0.5%
Comcast Corp. - Class A	2,473	141,802
Lumen Technologies, Inc.	1,438	19,902
Orange SA	754	9,622
Spark New Zealand Ltd.	26,675	86,827
Telefonica SA	28,612	140,952
Telenor ASA	2,689	46,824

		445,929

Entertainment – 0.4%
Electronic Arts, Inc.	1,148	164,084
Netflix, Inc.(e)	123	61,846
Nintendo Co., Ltd.	180	111,458
Take-Two Interactive Software, Inc.(e)	113	20,968

		358,356

Company	Shares	U.S. $ Value

Interactive Media & Services – 1.5%
Alphabet, Inc. - Class A(e)	48	$113,129
Alphabet, Inc. - Class C(e)	180	434,080
Facebook, Inc. - Class A(e)	2,516	827,085

		1,374,294

Media – 0.2%
Fox Corp. - Class B	356	12,916
Interpublic Group of Cos., Inc. (The)	3,320	111,851

		124,767

Wireless Telecommunication Services – 0.2%
Softbank Corp.	10,777	138,183
Vodafone Group PLC	37,634	68,233

		206,416

		2,509,762

Materials – 1.9%
Chemicals – 1.0%
Celanese Corp. - Class A	638	105,557
Covestro AG(a)	331	23,120
Dow, Inc.	2,112	144,503
Evonik Industries AG	911	32,709
International Flavors & Fragrances, Inc.	1,381	195,646
Linde PLC	412	123,847
LyondellBasell Industries NV - Class A	590	66,446
Mitsubishi Chemical Holdings Corp.	4,487	36,264
Mitsui Chemicals, Inc.	4,015	135,810
Sika AG	167	53,768

		917,670

Containers & Packaging – 0.1%
AMCOR PLC	9,942	117,316

Metals & Mining – 0.8%
BHP Group Ltd.	4,440	164,460
Evraz PLC	15,679	141,583
Fortescue Metals Group Ltd.	8,536	145,780
Rio Tinto Ltd.	186	17,643
Rio Tinto PLC	1,355	116,528
Steel Dynamics, Inc.	2,472	154,327

		740,321

		1,775,307

Real Estate – 1.0%
Equity Real Estate Investment Trusts (REITs) – 0.9%
American Tower Corp.	835	213,309
Iron Mountain, Inc.	3,240	141,070
Omega Healthcare Investors, Inc.	3,326	121,798
Orix JREIT, Inc.	69	126,574
Stockland	12,364	44,534
VICI Properties, Inc.	3,818	118,854
WP Carey, Inc.	483	36,442

		802,581

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.1%
CBRE Group, Inc. - Class A(e)	1,584	$139,043

		941,624

Consumer Staples – 1.0%
Beverages – 0.4%
Asahi Group Holdings Ltd.	3,400	164,354
Coca-Cola Co. (The)	3,107	171,786

		336,140

Food Products – 0.1%
Bunge Ltd.	594	51,571
Danone SA	1,045	74,493
Kellogg Co.	129	8,448

		134,512

Tobacco – 0.5%
Altria Group, Inc.	3,045	149,875
Imperial Brands PLC	6,293	142,680
Philip Morris International, Inc.	1,796	173,188

		465,743

		936,395

Utilities – 1.0%
Electric Utilities – 0.5%
AusNet Services Ltd.	53,444	72,369
Endesa SA	3,510	101,198
Evergy, Inc.	2,002	124,104
Fortum Oyj	1,246	35,992
Iberdrola SA	3,663	50,491
NRG Energy, Inc.	874	28,099
Red Electrica Corp. SA	2,676	53,580
Terna SPA	4,425	33,812

		499,645

Gas Utilities – 0.2%
AltaGas Ltd.	1,375	27,294
Snam SpA	16,005	94,187
UGI Corp.	1,804	83,074

		204,555

Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	1,779	65,331

Multi-Utilities – 0.2%
AGL Energy Ltd.	5,366	34,219
Atco Ltd./Canada - Class I	810	29,180

Company	Shares	U.S. $ Value

Sempra Energy	643	$87,120

		150,519

		920,050

Energy – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Exxon Mobil Corp.	1,686	98,412
Galp Energia SGPS SA	2,596	32,553
Idemitsu Kosan Co., Ltd.	2,800	66,461
Keyera Corp.	3,703	91,835
LUKOIL PJSC (Sponsored ADR)	1,000	81,210
Neste Oyj	862	56,855
ONEOK, Inc.	184	9,704
Parkland Corp./Canada	478	15,665
Repsol SA	6,806	91,052
Valero Energy Corp.	1,885	151,554

		695,301

Total Common Stocks (cost $28,950,094)		29,972,284

PREFERRED STOCKS – 7.5%
Real Estate – 7.5%
Diversified REITs – 1.7%
Armada Hoffler Properties, Inc. Series A 6.75%	8,050	222,582
Colony Capital, Inc. Series G 7.50%	1,350	34,020
Colony Capital, Inc. Series H 7.125%	10,210	254,739
Colony Capital, Inc. Series I 7.15%	4,450	111,028
Colony Capital, Inc. Series J 7.125%	4,575	114,146
Gladstone Commercial Corp. Series D 7.00%	725	18,183
Gladstone Commercial Corp. Series E 6.625%	5,775	151,016
Global Net Lease, Inc. Series A 7.25%	4,357	114,938
Global Net Lease, Inc. Series B 6.875%	3,646	98,105
PS Business Parks, Inc. Series X 5.25%	193	5,145

Company	Shares	U.S. $ Value

PS Business Parks, Inc. Series Y 5.20%	2,193	$58,334
PS Business Parks, Inc. Series Z 4.875%	7,550	204,605
Vornado Realty Trust Series K 5.70%	2,502	64,627
Vornado Realty Trust Series L 5.40%	3,588	91,494

		1,542,962

Health Care REITs – 0.1%
Global Medical REIT, Inc. Series A 7.50%	1,900	50,445

Hotel & Resort REITs – 1.1%
DiamondRock Hospitality Co. 8.25%	6,828	198,353
Hersha Hospitality Trust Series C 6.875%	782	19,120
Hersha Hospitality Trust Series D 6.50%	3,079	72,788
Hersha Hospitality Trust Series E 6.50%	1,505	35,759
Pebblebrook Hotel Trust Series C 6.50%	4,203	107,303
Pebblebrook Hotel Trust Series D 6.375%	1,015	25,730
Pebblebrook Hotel Trust Series E 6.375%	1,093	27,773
Pebblebrook Hotel Trust Series F 6.30%	5,683	145,883
Summit Hotel Properties, Inc. Series D 6.45%	150	3,824
Summit Hotel Properties, Inc. Series E 6.25%	8,671	231,169
Sunstone Hotel Investors, Inc. Series E 6.95%	831	20,999
Sunstone Hotel Investors, Inc. Series F 6.45%	4,875	124,312

		1,013,013

Company	Shares	U.S. $ Value

Industrial REITs – 0.5%
Monmouth Real Estate Investment Corp. Series C 6.125%	8,101	$203,983
Plymouth Industrial REIT, Inc. Series A 7.50%	1,297	34,326
Rexford Industrial Realty, Inc. Series A 5.875%	725	18,422
Rexford Industrial Realty, Inc. Series B 5.875%	5,575	147,180
Rexford Industrial Realty, Inc. Series C 5.625%	3,099	85,936

		489,847

Office REITs – 0.3%
City Office REIT, Inc. Series A 6.625%	4,717	120,850
SL Green Realty Corp. Series I 6.50%	2,418	62,602
Vornado Realty Trust Series M 5.25%	3,061	81,055
Vornado Realty Trust Series N 5.25%	687	18,288

		282,795

Real Estate Development – 0.3%
American Finance Trust, Inc. Series C 7.375%	8,150	209,536
Sunstone Hotel Investors, Inc. Series H 6.125%	3,275	87,574

		297,110

Real Estate Operating Companies – 0.1%
Brookfield Property Partners LP Series A2 6.375%	3,477	92,314

Residential REITs – 0.9%
American Homes 4 Rent Series D 6.50%	4,500	113,805
American Homes 4 Rent Series E 6.35%	475	12,046
American Homes 4 Rent Series F 5.875%	6,218	162,352

Company	Shares	U.S. $ Value

American Homes 4 Rent Series G 5.875%	459	$12,154
American Homes 4 Rent Series H 6.25%	3,489	96,017
Bluerock Residential Growth REIT, Inc. Series D 7.125%	2,905	73,496
Centerspace Series C 6.625%	3,093	81,903
UMH Properties, Inc. Series C 6.75%	9,292	240,570
UMH Properties, Inc. Series D 6.375%	2,825	73,196

		865,539

Retail REITs – 1.4%
American Finance Trust, Inc. Series A 7.50%	1,350	35,006
Brookfield Property REIT, Inc. Series A 6.375%	7,023	177,682
Cedar Realty Trust, Inc. Series C 6.50%	5,761	145,177
National Retail Properties, Inc. Series F 5.20%	1,176	29,941
Saul Centers, Inc. Series D 6.125%	6,875	181,981
SITE Centers Corp. Series A 6.375%	11,257	290,656
Spirit Realty Capital, Inc. Series A 6.00%	5,825	157,683
Urstadt Biddle Properties, Inc. Series H 6.25%	6,790	179,188
Urstadt Biddle Properties, Inc. Series K 5.875%	1,424	36,739

		1,234,053

Specialized REITs – 1.1%
Digital Realty Trust, Inc. Series K 5.85%	3,025	85,638
Digital Realty Trust, Inc. Series L 5.20%	10,725	297,726
National Storage Affiliates Trust Series A 6.00%	8,130	217,478

Company		Shares	U.S. $ Value

Public Storage Series H 5.60%		989	$27,682
Public Storage Series L 4.625%		5,384	145,206
Public Storage Series M 4.125%		2,650	68,900
QTS Realty Trust, Inc. Series A 7.125%		6,401	174,427

			1,017,057

Total Preferred Stocks (cost $6,507,374)			6,885,135

INVESTMENT COMPANIES – 1.8%
Funds and Investment Trusts – 1.8%(h)
Energy Select Sector SPDR Fund		11,730	612,423
Financial Select Sector SPDR Fund		15,900	604,041
Industrial Select Sector SPDR Fund		3,690	387,893

Total Investment Companies (cost $1,492,351)			1,604,357

	Notional Amount

OPTIONS PURCHASED - PUTS – 1.0%
Options Equity – 1.0%
Euro STOXX 50 Index Expiration: Dec 2021; Contracts 1,390; Exercise Price: EUR 3,300.00; Counterparty: Bank of America, N.A.(e)	EUR	4,587,000	90,135
Euro STOXX 50 Index Expiration: Dec 2021; Contracts 360; Exercise Price: EUR 3,300.00; Counterparty: Bank of America, N.A.(e)	EUR	1,188,000	23,344
FTSE 100 Index Expiration: Nov 2021; Contracts 300; Exercise Price GBP 5,900.00; Counterparty: Bank of America, N.A.(e)	GBP	1,770,000	33,915
FTSE 100 Index Expiration: Nov 2021; Contracts 80; Exercise Price GBP 5,900.00; Counterparty: Bank of America, N.A.(e)	GBP	472,000	9,044
Nikkei 225 Index Expiration: Nov 2021; Contracts 15,000; Exercise Price JPY 24,500.00; Counterparty: UBS AG (e)	JPY	367,500,000	52,274
Nikkei 225 Index Expiration: Nov 2021; Contracts 4,000; Exercise Price JPY 24,500.00; Counterparty: UBS AG (e)	JPY	98,000,000	13,940

	Notional Amount		U.S. $ Value

Nikkei 225 Index Expiration: Nov 2021; Contracts 5,000; Exercise Price JPY 24,500.00; Counterparty: UBS AG (e)	JPY	122,500,000	$17,424
S&P 500 Index Expiration: Nov 2021; Contracts 12,400; Exercise Price USD 3,425.00; Counterparty: UBS AG (e)	USD	42,470,000	629,423
S&P 500 Index Expiration: Nov 2021; Contracts 1,100; Exercise Price USD 3,425.00; Counterparty: UBS AG (e)	USD	3,767,500	55,836

Total Options Purchased -Puts (premiums paid $1,429,697)			925,335

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029 (a) (cost $100,000)	$ 100		106,995

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Series 2014-HQ2, Class M3 3.842% (LIBOR 1 Month + 3.75%), 09/25/2024 (i) (cost $188,089)		185	190,132

Total Investments – 98.9% (cost $85,965,776)(j)			90,359,782
Other assets less liabilities – 1.1%			984,969

Net Assets – 100.0%			$91,344,751

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	18	June 2021	$1,941,966	$13,729
BIST 30 Futures	300	June 2021	534,016	(5,070)
Canadian 10 Yr Bond Futures	6	September 2021	715,997	1,671
Euro STOXX 50 Futures	48	June 2021	2,361,830	21,443
FTSE 100 Index Futures	16	June 2021	1,594,784	8,683
FTSE KLCI Futures	62	June 2021	1,185,702	2,952

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Hang Seng Index Futures	5	June 2021	$932,817	$7,096
MSCI Singapore IX ETS Futures	16	June 2021	434,994	2,091
S&P 500 E-Mini Futures	49	June 2021	10,295,880	127,350
S&P/TSX 60 Index Futures	1	June 2021	195,124	7,763
SPI 200 Futures	3	June 2021	414,320	8,965
TOPIX Index Futures	10	June 2021	1,755,816	36,415
U.S. T-Note 10 Yr (CBT) Futures	70	September 2021	9,235,625	14,125
WIG 20 Index Futures	47	June 2021	570,418	43,344
Sold Contracts
10 Yr Mini Japan Government Bond Futures	34	June 2021	4,688,833	(8,998)
Euro STOXX 50 Futures	4	June 2021	196,819	(5,811)
Euro-Bund Futures	14	June 2021	2,901,266	6,141
FTSE China A50 Futures	14	June 2021	254,212	(7,103)
Long Gilt Futures	9	September 2021	1,625,282	(2,183)
MEX Bolsa Index Futures	9	June 2021	229,717	(9,335)
OMXS 30 Index Futures	34	June 2021	918,872	(4,895)
S&P 500 E-Mini Futures	4	June 2021	840,480	(34,796)
SGX Nifty 50 Futures	40	June 2021	1,246,400	(18,869)

				$204,708

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	6,245	USD$	84	07/28/2021	$(334)
Bank of America, NA	USD	2,219	RUB	164,871	07/28/2021	8,823
Barclays Bank PLC	EUR	569	USD	695	06/16/2021	(305)
Barclays Bank PLC	NZD	878	USD	630	06/16/2021	(8,764)
Barclays Bank PLC	USD	549	MXN	11,086	06/18/2021	6,546
Barclays Bank PLC	KRW	671,402	USD	602	07/22/2021	(3,311)
Barclays Bank PLC	USD	617	PHP	30,324	07/22/2021	16,516
Barclays Bank PLC	MYR	2,297	USD	559	09/23/2021	2,364
Barclays Bank PLC	MYR	258	USD	62	09/23/2021	(160)
Barclays Bank PLC	USD	963	MYR	3,986	09/23/2021	3,590
BNP Paribas SA	CHF	1,385	USD	1,536	06/16/2021	(5,372)
BNP Paribas SA	USD	830	EUR	683	06/16/2021	5,613
BNP Paribas SA	USD	907	SEK	7,570	06/16/2021	6,681
Citibank, NA	AUD	1,437	USD	1,113	06/16/2021	1,316
Citibank, NA	GBP	408	USD	575	06/16/2021	(4,561)
Citibank, NA	COP	5,830,423	USD	1,552	07/15/2021	(16,409)
Citibank, NA	PEN	4,370	USD	1,196	07/15/2021	51,189
Credit Suisse International	USD	817	CNY	5,343	06/24/2021	19,744
Deutsche Bank AG	CAD	619	USD	512	06/16/2021	(947)
Deutsche Bank AG	GBP	498	USD	700	06/16/2021	(7,724)
Deutsche Bank AG	USD	1,324	CAD	1,604	06/16/2021	4,468
Deutsche Bank AG	USD	654	SEK	5,462	06/16/2021	4,584
Deutsche Bank AG	HUF	230,719	USD	750	06/24/2021	(63,087)
Deutsche Bank AG	USD	402	COP	1,484,723	07/15/2021	(2,312)
Deutsche Bank AG	USD	840	INR	62,484	07/15/2021	16,349
Deutsche Bank AG	USD	547	PEN	2,002	07/15/2021	(22,704)
Goldman Sachs Bank USA	BRL	5,461	USD	1,028	06/02/2021	(14,186)
Goldman Sachs Bank USA	BRL	2,287	USD	437	06/02/2021	626
Goldman Sachs Bank USA	USD	426	BRL	2,287	06/02/2021	10,852
Goldman Sachs Bank USA	USD	1,044	BRL	5,461	06/02/2021	(1,494)
Goldman Sachs Bank USA	RUB	52,568	USD	690	06/16/2021	(24,642)
Goldman Sachs Bank USA	USD	746	EUR	617	06/16/2021	8,528
Goldman Sachs Bank USA	CNY	1,127	USD	175	06/24/2021	(1,939)
Goldman Sachs Bank USA	HUF	164,519	USD	549	06/24/2021	(30,072)
Goldman Sachs Bank USA	PLN	1,940	USD	512	06/24/2021	(17,901)
Goldman Sachs Bank USA	USD	555	CNY	3,607	06/24/2021	9,934

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	1,025	BRL	5,461	07/02/2021	$14,196
Goldman Sachs Bank USA	USD	296	IDR	4,335,619	07/15/2021	7,141
Goldman Sachs Bank USA	KRW	374,160	USD	332	07/22/2021	(5,780)
Goldman Sachs Bank USA	TWD	12,602	USD	449	07/22/2021	(11,150)
HSBC Bank USA	USD	245	IDR	3,620,697	07/15/2021	8,152
JPMorgan Chase Bank, NA	TWD	23,355	USD	843	07/22/2021	(10,049)
JPMorgan Chase Bank, NA	USD	385	PHP	18,470	07/22/2021	1,002
Morgan Stanley Capital Services, Inc.	CLP	751,121	USD	1,057	07/15/2021	17,532
Natwest Markets PLC	CHF	936	USD	1,038	06/16/2021	(3,385)
Natwest Markets PLC	MYR	3,238	USD	782	09/23/2021	(2,761)
Standard Chartered Bank	BRL	3,174	USD	607	06/02/2021	868
Standard Chartered Bank	USD	603	BRL	3,174	06/02/2021	3,157
Standard Chartered Bank	CLP	200,262	USD	284	07/15/2021	7,340
Standard Chartered Bank	IDR	4,978,563	USD	346	07/15/2021	(1,969)
Standard Chartered Bank	USD	2,088	INR	156,963	07/15/2021	62,227
Standard Chartered Bank	USD	789	PHP	38,551	07/22/2021	16,371
State Street Bank & Trust Co.	AUD	738	USD	572	06/16/2021	1,234
State Street Bank & Trust Co.	CHF	366	USD	401	06/16/2021	(6,314)
State Street Bank & Trust Co.	GBP	200	USD	283	06/16/2021	(1,099)
State Street Bank & Trust Co.	NZD	556	USD	399	06/16/2021	(5,108)
State Street Bank & Trust Co.	USD	132	EUR	109	06/16/2021	969
State Street Bank & Trust Co.	USD	197	JPY	21,598	06/16/2021	148
State Street Bank & Trust Co.	USD	397	JPY	43,179	06/16/2021	(2,368)
State Street Bank & Trust Co.	USD	581	NOK	4,803	06/16/2021	(3,757)
State Street Bank & Trust Co.	USD	169	SEK	1,411	06/16/2021	851
State Street Bank & Trust Co.	USD	315	ZAR	4,470	06/17/2021	9,663
State Street Bank & Trust Co.	ZAR	15,084	USD	1,034	06/17/2021	(61,363)
State Street Bank & Trust Co.	USD	293	MXN	5,883	06/18/2021	1,736
State Street Bank & Trust Co.	CZK	21,768	USD	1,015	06/24/2021	(31,651)
State Street Bank & Trust Co.	HUF	86,944	USD	293	06/24/2021	(13,228)
State Street Bank & Trust Co.	PLN	1,102	USD	291	06/24/2021	(9,853)
State Street Bank & Trust Co.	USD	721	PLN	2,742	06/24/2021	27,663
State Street Bank & Trust Co.	THB	14,275	USD	455	07/15/2021	(2,264)
State Street Bank & Trust Co.	USD	162	NOK	1,379	07/15/2021	3,841
State Street Bank & Trust Co.	USD	64	NOK	534	07/15/2021	(198)
State Street Bank & Trust Co.	USD	974	THB	30,343	07/15/2021	(2,321)
State Street Bank & Trust Co.	TWD	42,092	USD	1,521	07/22/2021	(16,793)
State Street Bank & Trust Co.	NZD	210	USD	152	07/29/2021	(831)
UBS AG	USD	104	RUB	7,659	06/16/2021	173
UBS AG	USD	561	SEK	4,709	06/16/2021	7,343

						$(49,136)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	(5.00)%	Quarterly	2.87%	USD	750	$(79,924)	$(61,609)	$(18,315)
Sale Contracts
Morgan Stanley ICE
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.87	USD	280	29,838	26,073	3,765
iTraxx Xover Series 35, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.46	EUR	70	10,935	9,528	1,407

						$(39,151)	$(26,008)	$(13,143)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	290	01/15/2025	2.565%	CPI#	Maturity	$4,468	$—	$4,468
USD	145	01/15/2025	2.585%	CPI#	Maturity	2,111	—	2,111
USD	145	01/15/2025	2.613%	CPI#	Maturity	1,941	—	1,941
USD	1,170	01/15/2028	0.735%	CPI#	Maturity	175,221	—	175,221
USD	1,080	01/15/2028	1.230%	CPI#	Maturity	118,818	—	118,818
USD	310	01/15/2028	1.230%	CPI#	Maturity	34,105	—	34,105
USD	630	01/15/2030	1.585%	CPI#	Maturity	62,725	—	62,725
USD	75	01/15/2030	1.572%	CPI#	Maturity	7,568	—	7,568
USD	75	01/15/2030	1.587%	CPI#	Maturity	7,452	—	7,452
USD	191	02/15/2041	CPI#	2.500%	Maturity	(182)	—	(182)
USD	189	02/15/2041	CPI#	2.505%	Maturity	35	—	35
USD	120	02/15/2041	CPI#	2.553%	Maturity	1,340	—	1,340
USD	180	02/15/2046	CPI#	2.391%	Maturity	(5,015)	—	(5,015)

						$410,587	$—	$410,587

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,640	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$15,116	$—	$15,116
USD	820	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	25,007	—	25,007
USD	2,420	11/29/2024	3 Month LIBOR	1.535%	Quarterly/ Semi-Annual	101,457	—	101,457
USD	2,150	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	(5,497)	—	(5,497)
USD	145	10/09/2029	3 Month LIBOR	1.476%	Quarterly/ Semi-Annual	931	—	931
USD	145	10/09/2029	3 Month LIBOR	1.479%	Quarterly/ Semi-Annual	966	—	966
NOK	1,230	05/05/2030	6 Month NIBOR	0.885%	Semi-Annual/ Annual	(10,208)	—	(10,208)
NOK	1,130	06/23/2030	6 Month NIBOR	0.916%	Semi-Annual/ Annual	(8,519)	—	(8,519)
NOK	960	07/02/2030	6 Month NIBOR	0.890%	Semi-Annual/ Annual	(7,556)	—	(7,556)
NOK	540	07/10/2030	6 Month NIBOR	0.900%	Semi-Annual/ Annual	(4,218)	—	(4,218)
NOK	1,060	08/11/2030	6 Month NIBOR	0.825%	Semi-Annual/ Annual	(9,240)	—	(9,240)
NOK	3,240	11/11/2030	6 Month NIBOR	1.031%	Semi-Annual/ Annual	(22,251)	—	(22,251)
NZD	530	11/17/2030	3 Month BKBM	0.785%	Quarterly/ Semi-Annual	(39,778)	—	(39,778)
NZD	720	11/23/2030	3 Month BKBM	0.841%	Quarterly/ Semi-Annual	(51,633)	—	(51,633)
NOK	490	01/04/2031	6 Month NIBOR	1.280%	Semi-Annual/ Annual	(2,324)	—	(2,324)
NOK	1,800	01/21/2031	6 Month NIBOR	1.348%	Semi-Annual/ Annual	(7,340)	—	(7,340)
NZD	20	01/21/2031	3 Month BKBM	1.075%	Quarterly/ Semi-Annual	(1,117)	—	(1,117)
NOK	3,210	02/19/2031	6 Month NIBOR	1.634%	Semi-Annual/ Annual	(3,333)	—	(3,333)
CHF	600	02/19/2031	(0.054)%	6 Month LIBOR	Annual/ Semi-Annual	3,760	—	3,760
NZD	300	02/19/2031	3 Month BKBM	1.616%	Quarterly/ Semi-Annual	(6,372)	—	(6,372)
CHF	240	03/01/2031	0.068%	6 Month LIBOR	Annual/ Semi-Annual	(980)	—	(980)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NOK	1,340	04/21/2031	6 Month NIBOR	1.755%	Semi-Annual/ Annual	$27	$—	$27
NZD	220	04/21/2031	3 Month BKBM	1.790%	Quarterly/ Semi-Annual	(2,893)	—	(2,893)
SEK	20	04/21/2031	3 Month STIBOR	0.786%	Quarterly/ Annual	—	(1)	1
NOK	3,990	05/03/2031	6 Month NIBOR	1.786%	Semi-Annual/ Annual	1,180	—	1,180
CHF	850	05/03/2031	0.084%	6 Month LIBOR	Annual/ Semi-Annual	(5,194)	3	(5,197)
NZD	640	05/03/2031	3 Month BKBM	1.843%	Quarterly/ Semi-Annual	(6,588)	—	(6,588)
NZD	1,190	05/18/2031	3 Month BKBM	1.985%	Quarterly/ Semi-Annual	(1,716)	—	(1,716)
CHF	300	05/18/2031	0.079%	6 Month LIBOR	Annual/ Semi-Annual	(1,493)	—	(1,493)
USD	350	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	13,470	—	13,470
USD	80	02/15/2051	1.941%	3 Month LIBOR	Semi-Annual/ Quarterly	741	—	741

						$(35,595)	$2	$(35,597)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	8	$(2,246)	$(772)	$(1,474)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	70	(19,656)	(8,716)	(10,940)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	3	(842)	(292)	(550)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	4	(1,123)	(483)	(640)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	54	(15,159)	(5,266)	(9,893)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at May 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	81	$(22,745)	$(7,696)	$(15,049)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	138	(38,751)	(16,554)	(22,197)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	7	(1,966)	(868)	(1,098)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	26	(7,301)	(3,224)	(4,077)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	69	(19,377)	(6,364)	(13,013)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	149	(41,826)	(20,872)	(20,954)

						$(170,992)	$(71,107)	$(99,885)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	195	10/09/2029	1.120%	SIFMA	*	Quarterly	$(2,172)	$—	$(2,172)
Citibank, NA	USD	195	10/09/2029	1.125%	SIFMA	*	Quarterly	(2,260)	—	(2,260)

								$(4,432)	$—	$(4,432)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPABSAA1(1)	0.14%	Maturity	USD	4,613	06/30/2021	$0
Morgan Stanley Capital Services LLC
RTS Futures	0.00%	Monthly	USD	512	06/17/2021	19,280
RTS Futures	0.00%	Monthly	USD	169	06/17/2021	2,834

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC iBovespa Futures	0.00%	Monthly	BRL	628	06/16/2021	$(5,580)
iBovespa Futures	0.00%	Monthly	BRL	1,004	06/16/2021	(8,033)
KOSPI 200 Futures	0.00%	Monthly	KRW	213,175	06/10/2021	1,154
KOSPI 200 Futures	0.00%	Monthly	KRW	639,525	06/10/2021	(12,557)
Swiss Market Index Futures	0.00%	Monthly	CHF	114	06/18/2021	(3,586)

						$(6,488)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate market value of these securities amounted to $4,879,672 or 5.3% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of May 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$220,176	$226,900	0.25%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	100,000	98,402	0.11%

(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of May 31, 2021 and the aggregate market value of this security amounted to $174,125 or 0.19% of net assets.

(e)	Non-income producing security.
(f)	Defaulted.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at May 31, 2021.
(j)

As of May 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,800,079 and gross unrealized depreciation of investments was $(1,999,459), resulting in net unrealized appreciation of $4,800,620..

As of May 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.4% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

AGM – Assured Guaranty Municipal

BIST – Borsa Istanbul Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CPI – Consumer Price Index

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

ICE – Intercontinental Exchange

ID – Improvement District

KLCI – Kuala Lumpur Composite Index

KOSPI – Korea Composite Stock Price Index

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OMXS – Stockholm Stock Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RTS – Russian Trading System

SGX – Singapore Exchange

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

WIG – Warszawski Indeks Gieldowy

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPABSAA1 as of May 31, 2021.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return Index	(285)	$(2,486,844)	(53.9)%
MSCI Daily TR Gross EAFE Index	(115)	(1,183,997)	(25.7)%
JPMorgan Cash Index	(2,781)	(847,715)	(18.4)%
Microsoft Corp.	843	210,504	4.6%
Alphabet, Inc.	53	128,823	2.8%
MSCI Daily TR Gross Canada Index	(12)	(121,284)	(2.6)%
Roche Holding AG	317	110,153	2.4%
Oracle Corp.	1,393	109,686	2.4%
Amazon.com, Inc.	33	105,952	2.3%
Apple, Inc.	817	101,751	2.2%
UnitedHealth Group, Inc.	235	96,617	2.1%
Home Depot, Inc.(The)	285	91,016	2.0%
Paychex, Inc.	891	90,083	2.0%
Facebook, Inc.	274	90,083	2.0%
AutoZone, Inc.	64	89,616	1.9%
Salmar ASA	1,018	75,147	1.6%
Royal Bank of Canada	717	73,746	1.6%
Swedish Match AB	7,801	72,346	1.6%
CME Group, Inc.	331	72,346	1.6%
Automatic Data Processing, Inc.	360	70,479	1.5%
Nippon Telegraph & Telephone Co.	2,560	68,612	1.5%
Walmart, Inc.	477	67,679	1.5%
Deckers Outdoor Corp.	193	64,878	1.4%
RELX PLC	2,426	63,478	1.4%
Koninklijke Ahold Delhaize	2,133	61,611	1.3%
Merck & Co, Inc.	851	61,611	1.3%
Citrix Systems, Inc.	532	61,144	1.3%
Texas Instruments, Inc.	320	60,677	1.3%
Anthem, Inc.	151	60,211	1.3%
Aristocrat Leisure, Ltd.	1,895	60,211	1.3%
Procter & Gamble Co.(The)	436	58,810	1.3%
Partners Group Holding AG	38	58,344	1.3%
Capgemini SE	310	57,877	1.3%
Royal Dutch Shell PLC	32	57,877	1.3%
Constellation Software, Inc.(Canada)	40	57,410	1.2%
Enel SpA	5,781	56,943	1.2%
Fidelity National Information Services	373	55,543	1.2%
Amadeus IT Group SA	711	53,676	1.2%
Novo Nordisk A/S	672	53,209	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	453	53,209	1.2%
S&P Global, Inc.	135	51,342	1.1%
JPMorgan Chase & Co.	307	50,409	1.1%
Activision Blizzard, Inc.	509	49,475	1.1%
Compass Group PLC	22	49,475	1.1%
Sony Corp.	483	47,608	1.0%
Auto Trader Group PLC	59	47,142	1.0%
Visa, Inc.	207	47,142	1.0%
Philip Morris International, Inc.	479	46,208	1.0%
Wolters Kluwer NV	482	46,208	1.0%
Mastercard, Inc.	123	44,341	1.0%
Other Long	24,585	1,408,732	30.6%

AB Tax-Managed All Market Income Portfolio

May 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$48,692,947	$—	$48,692,947
Short-Term Municipal Notes	—	1,982,597	—	1,982,597
Common Stocks:
Information Technology	5,582,356	682,387	—	6,264,743
Financials	3,076,157	1,716,696	—	4,792,853
Consumer Discretionary	2,834,253	1,436,097	—	4,270,350
Health Care	2,969,539	797,988	—	3,767,527
Industrials	1,749,674	1,348,698	—	3,098,372
Communication Services	1,907,663	602,099	—	2,509,762
Materials	907,642	867,665	—	1,775,307
Real Estate	770,516	171,108	—	941,624
Consumer Staples	554,868	381,527	—	936,395
Utilities	378,871	541,179	—	920,050
Energy	448,380	246,921	—	695,301
Preferred Stocks	6,885,135	—	—	6,885,135
Investment Companies	1,604,357	—	—	1,604,357
Options Purchased - Puts	—	925,335	—	925,335
Corporates - Non-Investment Grade	—	106,995		106,995
Collateralized Mortgage Obligations	—	190,132	—	190,132

Total Investments in Securities	29,669,411	60,690,371	—	90,359,782
Other Financial Instruments(a):
Assets:
Futures	217,075	84,693	—	301,768
Forward Currency Exchange Contracts	—	369,330	—	369,330
Centrally Cleared Credit Default Swaps	—	40,773	—	40,773
Centrally Cleared Inflation (CPI) Swaps	—	415,784	—	415,784
Centrally Cleared Interest Rate Swaps	—	162,655	—	162,655
Total Return Swaps	—	23,268	—	23,268

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Futures	(60,382)	(36,678)	—	(97,060)
Forward Currency Exchange Contracts	—	(418,466)	—	(418,466)
Centrally Cleared Credit Default Swaps	—	(79,924)	—	(79,924)
Centrally Cleared Inflation (CPI) Swaps	—	(5,197)	—	(5,197)
Centrally Cleared Interest Rate Swaps	—	(198,250)	—	(198,250)
Credit Default Swaps	—	(170,992)	—	(170,992)
Interest Rate Swaps	—	(4,432)	—	(4,432)
Total Return Swaps	—	(29,756)	—	(29,756)

Total	$29,826,104	$60,843,179	$—	$90,669,283

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.